Balance Sheet Components - Narrative (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2023	Apr. 26, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Amortization of capitalized Internal-use Software			$ 141,000	$ 140,000	$ 419,000	$ 419,000	$ 557,000	$ 517,000
Impaired capitalized internal-use software					24,000		19,000
Depreciation			$ 8,000	$ 10,000	27,000	62,000	72,000	136,000
Proceeds from sale of property and equipment	$ 197,000	$ 180,000			$ 0	$ 377,360	$ 377,360	$ 0
Gain on property and equipment	$ 108,000	$ 108,000